Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (6,522,930)	$ (2,588,332)	$ (4,705,291)	$ (6,964,233)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	149,435	418,625	545,890	662,003
Loss on impairment of intangible assets			303,859
Share-based compensation	29,615		369,385	867,365
Amortization of deferred compensation			131,680	1,627,919
Gain on sale of discontinued operations
Common stock issued for services rendered			293,199	509,484
Common stock issued for settlement				401,783
Amortization of deferred finance costs			27,500	27,015
Accounts receivable			284,423	(1,104,934)
Prepaid expense			982	(33,545)
Other			(27,499)
Inventory			6,216	89,164
Deposits
Accounts payable and accrued liabilities			538,441	(259,757)
Deferred revenue			(54,678)	49,321
NET CASH USED IN OPERATING ACTIVITIES	(4,375,749)	(1,827,791)	(2,285,893)	(4,128,415)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities	(33,000)			(48,000)
Purchase of property and equipment	(217,446)	(60,061)	(136,759)	(85,624)
NET CASH USED IN INVESTING ACTIVITIES	(250,446)	(60,061)	(136,759)	(133,624)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note payable	1,750,000
Proceeds from subscription receivable	1,171,520
Proceeds from conversion of warrants	102,460
Payment of financing costs	(571,270)
Proceeds from the sale of restricted common stock	1,834,347	409,464
Proceeds from notes payable	301,896	818,481	836,024	1,602,024
Proceeds from sale of common stock			288,111	2,380,630
Proceeds from exercise of common stock options	180,717	720,148	1,275,102	2,591,626
Proceeds from payments on convertible debenture	884,612
Payments on notes payable	(258,195)	(596,213)	(512,621)	(1,835,395)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,396,087	1,351,880	1,886,616	4,738,885
NET INCREASE (DECREASE) IN CASH	769,892	(535,972)	(536,036)	476,846
CASH - beginning of period	4,120	540,156	540,156	63,310
CASH - end of period	774,012	4,184	4,120	540,156
Cash paid for:
Interest	214,686	198,225	383,419	526,232
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITES:
Common stock issued for debt and interest
Common stock issued in connection with convertible debenture				1,090,136
Common stock issued in connection with acquisition/disposition